EARNINGS PER SHARES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARES [Abstract]
Net income attribute to the Company	$ 2,381,279	$ 11,547,705	$ 14,648,338
Weighted average ordinary shares outstanding - basic and diluted	19,942,333	20,000,000	15,150,685
Basic and diluted earnings per share	$ 0.12	$ 0.58	$ 0.97
Anti-dilutive shares	150,000